Segmental analysis - Schedule of reconciliation of total operating profit to profit before tax from continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 4,475	£ 4,879	£ 4,371
Share of post-tax results of joint ventures and associates	37	171	92
Finance income	248	138	50
Finance costs	(1,712)	(1,598)	(1,072)
Profit before tax	3,048	3,590	3,441
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	5,462	4,294	3,813
Share of post-tax results of joint ventures and associates	101	190	148
Finance income	244	166	65
Finance costs	(1,723)	(1,680)	(1,146)
Profit before tax	4,084	2,970	2,880
Exceptional items and remeasurements (see note 5)
Disclosure of operating segments [line items]
Operating profit from continuing operations	(987)	585	558
Share of post-tax results of joint ventures and associates	(64)	(19)	(56)
Finance income	4	(28)	(15)
Finance costs	11	82	74
Profit before tax	£ (1,036)	£ 620	£ 561